Schedule of deferred tax asset (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 1,860,000	$ 939,000
Total deferred tax assets	1,860,000	939,000
Deferred tax liabilities:
Depreciation
Deferred revenue
Total deferred tax liabilities
Less valuation allowance	(1,860,000)	(939,000)
Net deferred tax assets (liabilities)